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                                UBS MUTUAL FUNDS


Supplement to the Statements of Additional Information of the Funds listed below


                                                                  April 14, 2003


Dear Investor,

         The third sentence in the second paragraph of the section captioned "Valuation of Shares" in each Statement of Additional Information is deleted and replaced by the following sentence:

"Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the Nasdaq Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below)."




                                                                Item No. ZS-174





This supplement applies to the following Funds:

UBS Tactical Allocation Fund
UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund
UBS Financial Services Fund
UBS S&P 500 Index Fund
UBS PACE Government Securities Fixed Income Investments
UBS PACE Intermediate Fixed Income Investments
UBS PACE Strategic Fixed Income Investments
UBS PACE Municipal Fixed Income Investments
UBS PACE Global Fixed Income Investments
UBS PACE Large Co Value Equity Investments
UBS PACE Large Co Growth Equity Investments
UBS PACE Small/Medium Co Value Equity Investments
UBS PACE Small/Medium Co Growth Equity Investments
UBS PACE International Equity Investments
UBS PACE International Emerging Markets Equity Investments